Loan Commitments And Other Related Activities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Period for commitments and construction loan commitments	60 days
Construction [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Period for commitments and construction loan commitments	1 year
Minimum [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Interest rates for fixed rate loan commitments	2.00%	2.00%
Maturities for fixed rate loan commitments	1 month	3 months
Maximum [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Interest rates for fixed rate loan commitments	6.50%	8.75%
Maturities for fixed rate loan commitments	30 years	30 years